President's Letter


Dear Valued Client,


What a year this has been in the market! Many of us feel as if we've been riding a roller coaster. Record highs one day. Record drops another. But you'll see on the following pages that, overall, your Aetna Retirement Services variable annuity or variable life insurance contract has once again delivered solid returns(1).


The dramatic changes such as those witnessed in the 1998 financial markets reinforce the importance of choosing a competent, long-term financial partner -- one who can help you to weather the dips in the market.


At Aetna Retirement Services, we take our role as your financial partner very seriously, and realize that the dollars we hold are actually your dreams. Perhaps it's your hope of an early retirement. Or a dream home. It may be the promise of your child's or grandchild's college education. Or the pride you take in knowing that your family is financially secure because of the financial plans you've made with us in retirement. Whatever your goals, our team of professionals is here to help you achieve them.


As we move through 1999, I want you to know that we are prepared to help meet your needs well into the next millennium. We have a team of extremely competent business experts and systems leading our charge in addressing the Year 2000 bug. In fact, we are making steady progress in systems remediation, and expect to be Year 2000 ready by mid-1999.


My colleagues at Aetna Retirement Services and I look forward to continuing our partnership into the next millennium. Thank you for your confidence and support.


Sincerely,


/s/ Thomas J. McInerney
-----------------------
Thomas J. McInerney




--------------------------
(1)Remember that past performance is no indication of future results.

Variable Life Account B

Statement of Assets and Liabilities -- December 31, 1998


ASSETS:
Investments, at net asset value: (Note 1)
                                                                                                        Net
                                                                 Shares              Cost            Assets
                                                                 ------              ----            ------
 Aetna Ascent VP:                                               198,115      $  2,831,006      $  2,777,568
 Aetna Balanced VP:                                           2,167,178        34,177,879        34,089,711
 Aetna Bond VP:                                               2,295,254        29,997,078        29,976,022
 Aetna Crossroads VP:                                           154,345         2,069,533         2,055,869
 Aetna Growth and Income VP:                                  4,919,365       162,790,910       156,730,966
 Aetna Index Plus Large Cap VP:                                 758,705        12,317,717        13,345,627
 Aetna Legacy VP:                                                81,480         1,017,019         1,007,913
 Aetna Money Market VP:                                       2,738,801        36,398,167        36,665,421
 Aetna Small Company VP:                                         77,201         1,010,893           987,401
 Aetna Value Opportunity VP:                                      3,879            43,415            55,900
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:                                    1,443,313        34,623,612        36,730,553
  Growth Portfolio:                                             429,501        15,334,389        19,271,725
  High Income Portfolio:                                         20,499           259,107           236,353
  Overseas Portfolio:                                           155,353         2,924,055         3,114,830
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:                                      172,391         2,863,661         3,130,614
  Contrafund Portfolio:                                       1,569,966        32,468,622        38,429,965
 Janus Aspen Series:
  Aggressive Growth Portfolio:                                  849,184        19,610,984        23,428,999
  Balanced Portfolio:                                           952,003        17,985,644        21,420,076
  Growth Portfolio:                                             994,148        19,672,123        23,402,244
  Worldwide Growth Portfolio:                                 1,497,256        38,062,628        43,555,170
 Oppenheimer Funds:
  Global Securities Fund:                                        14,366           297,779           317,052
  Growth & Income Fund:                                           3,670            64,123            75,171
  Strategic Bond Fund:                                          138,959           694,732           711,472
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:                          554,349        27,030,853        30,733,122
  PPI MFS Research Growth Portfolio:                            982,828        10,760,071        11,734,970
  PPI MFS Value Equity Portfolio:                                21,279           722,801           805,423
  PPI Scudder International Growth Portfolio:                   994,201        15,964,583        16,662,810
  PPI T. Rowe Price Growth Equity Portfolio:                     24,523         1,206,669         1,356,360
                                                                             ------------      ------------
NET ASSETS                                                                   $523,200,053      $552,809,307
                                                                             ============      ============

Net assets represented by:

Policyholders' account values: (Notes 1 and 5)
 Aetna Ascent VP:
  Policyholders' account values .........................................................      $  2,777,568
 Aetna Balanced VP:
  Policyholders' account values .........................................................        34,089,711
 Aetna Bond VP:
  Policyholders' account values .........................................................        29,976,022
 Aetna Crossroads VP:
  Policyholders' account values .........................................................         2,055,869
 Aetna Growth and Income VP:
  Policyholders' account values .........................................................       156,730,966

Variable Life Account B

 Aetna Index Plus Large Cap VP:
  Policyholders' account values ........................     $ 13,345,627
 Aetna Legacy VP:
  Policyholders' account values ........................        1,007,913
 Aetna Money Market VP:
  Policyholders' account values ........................       36,665,421
 Aetna Small Company VP:
  Policyholders' account values ........................          987,401
 Aetna Value Opportunity VP:
  Policyholders' account values ........................           55,900
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
   Policyholders' account values .......................       36,730,553
  Growth Portfolio:
   Policyholders' account values .......................       19,271,725
  High Income Portfolio:
   Policyholders' account values .......................          236,353
  Overseas Portfolio:
   Policyholders' account values .......................        3,114,830
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
   Policyholders' account values .......................        3,130,614
  Contrafund Portfolio:
   Policyholders' account values .......................       38,429,965
 Janus Aspen Series:
  Aggressive Growth Portfolio:
   Policyholders' account values .......................       23,428,999
  Balanced Portfolio:
   Policyholders' account values .......................       21,420,076
  Growth Portfolio:
   Policyholders' account values .......................       23,402,244
  Worldwide Growth Portfolio:
   Policyholders' account values .......................       43,555,170
 Oppenheimer Funds:
  Global Securities Fund:
   Policyholders' account values .......................          317,052
  Growth & Income Fund:
   Policyholders' account values .......................           75,171
  Strategic Bond Fund:
   Policyholders' account values .......................          711,472
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio:
   Policyholders' account values .......................       30,733,122
  PPI MFS Research Growth Portfolio:
   Policyholders' account values .......................       11,734,970
  PPI MFS Value Equity Portfolio:
   Policyholders' account values .......................          805,423
  PPI Scudder International Growth Portfolio:
   Policyholders' account values .......................       16,662,810
  PPI T. Rowe Price Growth Equity Portfolio:
   Policyholders' account values .......................        1,356,360
                                                             ------------
                                                             $552,809,307
                                                             ============



See Notes to Financial Statements

Variable Life Account B

Statements of Operations and Changes in Net Assets


                                                                              Year Ended December 31,
                                                                              1998               1997
                                                                          ------------      ------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..........................................................     $ 43,340,466      $ 35,222,623
Expenses: (Notes 2 and 5)
 Valuation period deductions ........................................       (4,390,578)       (2,713,203)
                                                                          ------------      ------------
Net investment income ...............................................       38,949,888        32,509,420
                                                                          ------------      ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ................................................      481,590,756       260,329,704
 Cost of investments sold ...........................................      454,360,016       245,858,726
                                                                          ------------      ------------
  Net realized gain .................................................       27,230,740        14,470,978
Net unrealized gain on investments: (Note 5)
 Beginning of year ..................................................       16,987,228        14,132,669
 End of year ........................................................       29,609,254        16,987,228
                                                                          ------------      ------------
  Net change in unrealized gain .....................................       12,622,026         2,854,559
                                                                          ------------      ------------
Net realized and unrealized gain on investments .....................       39,852,766        17,325,537
                                                                          ------------      ------------
Net increase in net assets resulting from operations ................       78,802,654        49,834,957
                                                                          ------------      ------------
FROM UNIT TRANSACTIONS:
Variable life premium payments ......................................      171,088,399       127,736,110
Transfers to the Company for monthly deductions .....................      (29,899,398)      (21,545,914)
Redemptions by contract holders .....................................      (15,359,273)      (24,062,185)
Transfers on account of policy loans ................................       (4,006,080)       (2,875,077)
Other ...............................................................         (342,142)          263,373
                                                                          ------------      ------------
 Net increase in net assets from unit transactions (Note 5) .........      121,481,506        79,516,307
                                                                          ------------      ------------
Change in net assets ................................................      200,284,160       129,351,264
NET ASSETS:
Beginning of year ...................................................      352,525,147       223,173,883
                                                                          ------------      ------------
End of year .........................................................     $552,809,307      $352,525,147
                                                                          ============      ============



See Notes to Financial Statements

Variable Life Account B

Condensed Financial Information -- Year Ended December 31, 1998


-----------------------------------------------------------------------------------------------------------------------
                                          Value
                                         Per Unit          Increase (Decrease)            Units
                                         --------              in Value of             Outstanding      Reserves
                                  Beginning     End of         Accumulation               at End         at End
                                   of Year       Year              Unit                  of Year        of Year
-----------------------------------------------------------------------------------------------------------------------
Aetna Ascent VP:
Aetna Vest                        $  14.055   $  14.535            3.42%                    16,652.7   $   242,052
Aetna Vest II                        14.040      14.499            3.27%                     9,886.9       143,349
Aetna Vest Plus                      14.040      14.499            3.27%                   144,736.7     2,098,518
Aetna Vest Estate Protector          14.077      14.559            3.42%                    18,230.2       265,412
Aetna Vest Estate Protector II       10.441      10.038           (3.86%)        (3)         2,813.1        28,237
-------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP:
Aetna Vest                           21.286      24.655           15.83%                   107,033.9     2,638,924
Aetna Vest II                        21.515      24.909           15.78%                   225,846.4     5,625,574
Aetna Vest Plus                      18.044      20.890           15.77%                   510,123.9    10,656,282
Aetna Vest Estate Protector          13.554      15.716           15.95%                    23,850.0       374,815
Aetna Vest Estate Protector II       10.434      11.233            7.66%         (3)        40,381.8       453,600
Corporate Specialty Market           15.708      18.186           15.78%                   788,514.1    14,339,789
NYSUT Individual Life                12.865      13.516            5.06%         (4)            53.8           727
-------------------------------------------------------------------------------------------------------------------
Aetna Bond VP:
Aetna Vest                           23.428      25.084            7.07%                   256,292.6     6,428,790
Aetna Vest II                        15.752      16.865            7.07%                    73,422.3     1,238,247
Aetna Vest Plus                      12.613      13.505            7.07%                   300,416.1     4,057,035
Aetna Vest Estate Protector          11.224      12.035            7.23%                    24,203.4       291,294
Aetna Vest Estate Protector II       10.069      10.614            5.41%         (2)        41,583.2       441,368
Corporate Specialty Market           12.175      13.035            7.06%                 1,343,974.6    17,518,380
NYSUT Individual Life                11.028      11.441            3.75%         (4)            79.4           908
-------------------------------------------------------------------------------------------------------------------
Aetna Crossroads VP:
Aetna Vest                           13.369      14.040            5.02%                     6,371.5        89,454
Aetna Vest II                        13.356      14.005            4.86%                     3,504.8        49,083
Aetna Vest Plus                      13.356      14.005            4.86%                   132,933.4     1,861,676
Aetna Vest Estate Protector          13.391      14.063            5.02%                       290.5         4,085
Aetna Vest Estate Protector II       10.470      10.244           (2.16%)        (2)         5,034.4        51,571
-------------------------------------------------------------------------------------------------------------------
Aetna Growth and Income VP:
Aetna Vest                           44.936      50.962           13.41%                 1,299,467.8    66,222,877
Aetna Vest II                        25.085      28.434           13.35%                   793,662.0    22,566,909
Aetna Vest Plus                      21.075      23.889           13.35%                 2,078,634.2    49,657,181
Aetna Vest Estate Protector          15.037      17.070           13.52%                   114,615.8     1,956,460
Aetna Vest Estate Protector II       10.767      10.966            1.85%         (1)        75,394.9       826,779
Corporate Specialty Market           19.039      21.581           13.35%                   717,978.2    15,494,720
NYSUT Individual Life                13.251      13.623            2.81%         (4)           443.4         6,040
-------------------------------------------------------------------------------------------------------------------
Aetna Index Plus Large Cap VP:
Aetna Vest                           13.081      17.044           30.30%                    59,247.4     1,009,797
Aetna Vest II                        13.081      17.044           30.30%                    16,362.9       278,884
Aetna Vest Plus                      13.081      17.044           30.30%                   322,679.7     5,499,673
Aetna Vest Estate Protector          13.102      17.096           30.48%                    69,615.6     1,190,179
Aetna Vest Estate Protector II       10.794      12.397           14.85%         (1)        78,843.7       977,436
Corporate Specialty Market           13.081      17.044           30.30%                   255,439.6     4,353,649
NYSUT Individual Life                14.077      15.850           12.60%         (4)         2,271.9        36,009
-------------------------------------------------------------------------------------------------------------------
Aetna Legacy VP:
Aetna Vest                           12.479      13.378            7.20%         (7)           556.2         7,442
Aetna Vest II                        12.604      13.345            5.88%                       925.7        12,353
Aetna Vest Plus                      12.604      13.345            5.88%                    61,022.7       814,343
Aetna Vest Estate Protector          12.638      13.400            6.03%                     2,909.9        38,994
Aetna Vest Estate Protector II       10.310      10.379            0.67%         (2)        12,964.6       134,563
NYSUT Individual Life                10.310      11.902           15.44%         (2)            18.3           218
-------------------------------------------------------------------------------------------------------------------


Variable Life Account B

-----------------------------------------------------------------------------------
                                                                    Value
                                                                   Per Unit
                                                                   --------
                                                            Beginning     End of
                                                             of Year       Year
-----------------------------------------------------------------------------------
Aetna Money Market VP:
Aetna Vest                                                  $  17.310   $  18.074
Aetna Vest II                                                  12.653      13.211
Aetna Vest Plus                                                11.892      12.416
Aetna Vest Estate Protector                                    10.807      11.301
Aetna Vest Estate Protector II                                 10.045      10.413
Corporate Specialty Market                                     11.377      11.878
NYSUT Individual Life                                          10.603      10.849
-----------------------------------------------------------------------------------
Aetna Small Company VP:
Corporate Specialty Market                                     11.484      10.085
-----------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Corporate Specialty Market                                      9.567      12.266
-----------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Aetna Vest                                                     13.788      15.238
Aetna Vest II                                                  13.788      15.238
Aetna Vest Plus                                                13.788      15.238
Aetna Vest Estate Protector                                    13.824      15.301
Aetna Vest Estate Protector II                                 10.851      10.733
Corporate Specialty Market                                     15.869      17.538
NYSUT Individual Life                                          12.924      13.031
-----------------------------------------------------------------------------------
Growth Portfolio:
Corporate Specialty Market                                     13.759      19.002
-----------------------------------------------------------------------------------
High Income Portfolio:
Corporate Specialty Market                                     10.575       9.588
-----------------------------------------------------------------------------------
Overseas Portfolio:
Corporate Specialty Market                                     12.415      13.859
-----------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Corporate Specialty Market                                     14.361      16.358
-----------------------------------------------------------------------------------
Contrafund Portfolio:
Aetna Vest                                                     14.166      18.229
Aetna Vest II                                                  14.166      18.229
Aetna Vest Plus                                                14.166      18.229
Aetna Vest Estate Protector                                    14.203      18.305
Aetna Vest Estate Protector II                                 10.825      12.417
Corporate Specialty Market                                     15.236      19.607
NYSUT Individual Life                                          13.744      15.355
-----------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Aetna Vest                                                     18.017      23.949
Aetna Vest II                                                  18.017      23.949
Aetna Vest Plus                                                18.017      23.949
Aetna Vest Estate Protector                                    10.944      14.569
Aetna Vest Estate Protector II                                 10.705      12.855
Corporate Specialty Market                                     13.519      17.969
NYSUT Individual Life                                          10.705      15.506
-----------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------
                                                            Increase (Decrease)            Units
                                                                in Value of             Outstanding      Reserves
                                                                Accumulation               at End         at End
                                                                    Unit                  of Year        of Year
------------------------------------------------------------------------------------------------------------------------
Aetna Money Market VP:
Aetna Vest                                                           4.41%                 118,796.8   $ 2,147,105
Aetna Vest II                                                        4.41%                  42,027.0       555,225
Aetna Vest Plus                                                      4.41%               1,069,947.5    13,284,681
Aetna Vest Estate Protector                                          4.57%                  57,290.6       647,417
Aetna Vest Estate Protector II                                       3.66%       (1)       276,653.4     2,880,793
Corporate Specialty Market                                           4.40%               1,436,476.9    17,063,155
NYSUT Individual Life                                                2.32%       (4)         8,023.2        87,045
-------------------------------------------------------------------------------------------------------------------
Aetna Small Company VP:
Corporate Specialty Market                                         (12.18%)      (2)        97,904.2       987,401
-------------------------------------------------------------------------------------------------------------------
Aetna Value Opportunity VP:
Corporate Specialty Market                                          28.21%       (6)         4,557.2        55,900
-------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:
Aetna Vest                                                          10.52%                  16,969.9       258,580
Aetna Vest II                                                       10.52%                  14,601.3       222,487
Aetna Vest Plus                                                     10.52%                 670,325.9    10,214,130
Aetna Vest Estate Protector                                         10.68%                 106,752.9     1,633,394
Aetna Vest Estate Protector II                                      (1.09%)      (2)        43,643.7       468,407
Corporate Specialty Market                                          10.52%               1,364,494.0    23,930,267
NYSUT Individual Life                                                0.83%       (4)           252.3         3,288
-------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Corporate Specialty Market                                          38.11%               1,014,192.3    19,271,725
-------------------------------------------------------------------------------------------------------------------
High Income Portfolio:
Corporate Specialty Market                                          (9.33%)      (3)        24,649.9       236,353
-------------------------------------------------------------------------------------------------------------------
Overseas Portfolio:
Corporate Specialty Market                                          11.63%                 224,748.4     3,114,830
-------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
Asset Manager Portfolio:
Corporate Specialty Market                                          13.91%                 191,384.9     3,130,614
-------------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:
Aetna Vest                                                          28.68%                  45,254.8       824,956
Aetna Vest II                                                       28.68%                  17,282.1       315,037
Aetna Vest Plus                                                     28.68%                 582,925.1    10,626,213
Aetna Vest Estate Protector                                         28.88%                  73,829.1     1,351,411
Aetna Vest Estate Protector II                                      14.71%       (1)        55,697.8       691,620
Corporate Specialty Market                                          28.69%               1,255,443.5    24,615,341
NYSUT Individual Life                                               11.72%       (4)           350.9         5,387
-------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:
Aetna Vest                                                          32.92%                  49,127.2     1,176,559
Aetna Vest II                                                       32.92%                  35,013.7       838,551
Aetna Vest Plus                                                     32.92%                 525,450.3    12,584,179
Aetna Vest Estate Protector                                         33.12%                  77,832.2     1,133,931
Aetna Vest Estate Protector II                                      20.08%       (3)        29,088.0       373,931
Corporate Specialty Market                                          32.92%                 407,461.9     7,321,785
NYSUT Individual Life                                               44.85%       (3)             4.0            63
-------------------------------------------------------------------------------------------------------------------

Variable Life Account B

---------------------------------------------------------------------------------------------------------------------------
                                                Value
                                               Per Unit          Increase (Decrease)          Units
                                               --------              in Value of           Outstanding     Reserves
                                        Beginning     End of         Accumulation             at End        at End
                                         of Year       Year              Unit                of Year       of Year
---------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio:
Aetna Vest                              $  16.883   $  22.446           32.95%               12,438.1   $   279,181
Aetna Vest II                              17.015      22.621           32.95%                6,532.6       147,773
Aetna Vest Plus                            16.875      22.435           32.95%              385,905.8     8,657,958
Aetna Vest Estate Protector                13.440      17.895           33.15%               35,860.6       641,715
Aetna Vest Estate Protector II             10.519      12.622           19.99%      (2)      51,710.9       652,707
Corporate Specialty Market                 14.799      19.675           32.95%              561,147.2    11,040,492
NYSUT Individual Life                      13.283      15.198           14.42%      (4)          16.5           250
--------------------------------------------------------------------------------------------------------------------
Growth Portfolio:
Aetna Vest                                 18.105      24.316           34.31%               35,825.5       871,140
Aetna Vest II                              18.088      24.294           34.31%               60,612.1     1,472,515
Aetna Vest Plus                            18.063      24.260           34.31%              556,030.4    13,489,166
Aetna Vest Estate Protector                13.214      17.775           34.52%               72,533.7     1,289,254
Aetna Vest Estate Protector II             10.474      12.564           19.95%      (3)      51,852.8       651,475
Corporate Specialty Market                 14.865      19.965           34.31%              281,900.4     5,628,055
NYSUT Individual Life                      10.474      15.384           46.88%      (3)          41.5           639
--------------------------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:
Aetna Vest                                 19.790      25.260           27.64%              111,720.0     2,822,005
Aetna Vest II                              19.795      25.267           27.64%               49,640.2     1,254,234
Aetna Vest Plus                            19.770      25.235           27.64%              772,265.6    19,488,204
Aetna Vest Estate Protector                14.305      18.286           27.83%               92,116.0     1,684,451
Aetna Vest Estate Protector II             11.034      12.017            8.91%      (1)      56,926.9       684,105
Corporate Specialty Market                 16.277      20.776           27.64%              847,989.7    17,618,234
NYSUT Individual Life                      14.268      14.465            1.38%      (4)         272.2         3,937
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Global Securities Fund:
Aetna Vest                                 10.531      10.828            2.82%      (2)         724.6         7,846
Aetna Vest Plus                            10.717      10.828            1.04%      (2)      21,426.9       232,014
Aetna Vest Estate Protector                10.759      10.842            0.77%      (3)       1,644.5        17,830
Aetna Vest Estate Protector II             10.892      11.082            1.74%      (2)       5,356.6        59,362
Corporate Specialty Market                  9.178      10.550           14.95%      (6)       7,125.3        75,171
--------------------------------------------------------------------------------------------------------------------
Strategic Bond Fund:
Aetna Vest                                 10.117      10.027           (0.89%)     (4)       1,044.9        10,477
Aetna Vest Plus                            10.071      10.027           (0.44%)     (1)      45,400.4       455,225
Aetna Vest Estate Protector                10.112      10.040           (0.71%)     (3)         310.5         3,118
Aetna Vest Estate Protector II             10.083      10.036           (0.47%)     (2)      24,167.5       242,542
NYSUT Individual Life                      10.083      10.040           (0.43%)     (2)          10.9           110
--------------------------------------------------------------------------------------------------------------------
Portfolio Partners, Inc. (PPI):
PPI MFS Emerging Equities Portfolio:
Aetna Vest                                 17.357      22.283           28.38%               66,915.3     1,491,046
Aetna Vest II                              17.359      22.285           28.38%               25,989.8       579,174
Aetna Vest Plus                            17.349      22.273           28.38%              630,942.7    14,052,694
Aetna Vest Estate Protector                10.810      13.899           28.58%              121,028.5     1,682,153
Aetna Vest Estate Protector II             10.616      11.576            9.04%      (3)      22,597.4       261,585
Corporate Specialty Market                 14.275      18.326           28.38%              691,165.5    12,666,345
NYSUT Individual Life                      10.616      14.396           35.61%      (3)           8.7           125
--------------------------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:
Aetna Vest                                 12.042      14.665           21.78%               60,057.0       880,720
Aetna Vest II                              12.096      14.730           21.78%               22,158.9       326,410
Aetna Vest Plus                            11.931      14.529           21.78%              461,604.4     6,706,855
Aetna Vest Estate Protector                 9.152      11.161           21.95%               32,093.6       358,210
Aetna Vest Estate Protector II             10.650      11.518            8.15%      (3)      30,342.2       349,483
Corporate Specialty Market                 10.912      13.288           21.77%              234,278.4     3,113,170
NYSUT Individual Life                      11.944      12.394            3.77%      (4)           9.8           122
--------------------------------------------------------------------------------------------------------------------

Variable Life Account B
Condensed Financial Information -- Year Ended December 31, 1998 (continued):


---------------------------------------------------------------------------------------------------------------------------------
                                                       Value
                                                      Per Unit          Increase (Decrease)         Units
                                                      --------              in Value of          Outstanding    Reserves
                                               Beginning     End of         Accumulation            at End       at End
                                                of Year       Year              Unit               of Year       of Year
---------------------------------------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:
Aetna Vest                                     $  10.779   $  11.408            5.84%      (2)          89.2   $    1,018
Aetna Vest II                                     10.910      11.408            4.56%      (2)          82.4          940
Aetna Vest Plus                                   10.757      11.408            6.05%      (2)      45,259.8      516,312
Aetna Vest Estate Protector                       10.562      11.422            8.14%      (2)       1,479.4       16,898
Aetna Vest Estate Protector II                    11.017      11.699            6.19%      (2)      23,082.2      270,039
NYSUT Individual Life                             10.870      11.422            5.08%      (5)          18.9          216
--------------------------------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:
Aetna Vest                                        15.692      18.503           17.91%              112,140.9    2,074,918
Aetna Vest II                                     15.596      18.389           17.91%               33,578.6      617,467
Aetna Vest Plus                                   15.509      18.286           17.91%              492,196.5    9,000,421
Aetna Vest Estate Protector                       11.777      13.907           18.09%               33,167.3      461,260
Aetna Vest Estate Protector II                    11.304      11.198           (0.94%)     (3)       6,453.1       72,263
Corporate Specialty Market                        12.995      15.323           17.91%              289,540.0    4,436,481
--------------------------------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:
Aetna Vest                                        10.689      11.539            7.95%      (2)       9,432.4      108,839
Aetna Vest II                                     11.000      11.539            4.90%      (5)          56.9          656
Aetna Vest Plus                                   10.422      11.539           10.72%      (1)      72,473.9      836,267
Aetna Vest Estate Protector                       10.452      11.553           10.53%      (3)      15,572.9      179,921
Aetna Vest Estate Protector II                    10.805      11.839            9.57%      (2)      19,467.9      230,474
NYSUT Individual Life                             10.805      11.553            6.92%      (2)          17.6          203
--------------------------------------------------------------------------------------------------------------------------

Notes to Condensed Financial Information:


(1)-Reflects less than a full year of performance activity. Funds were first received in this option during March 1998.

(2)-Reflects less than a full year of performance activity. Funds were first received in this option during April 1998.

(3)-Reflects less than a full year of performance activity. Funds were first received in this option during May 1998.

(4)-Reflects less than a full year of performance activity. Funds were first received in this option during June 1998.

(5)-Reflects less than a full year of performance activity. Funds were first received in this option during July 1998.

(6)-Reflects less than a full year of performance activity. Funds were first received in this option during September 1998.

(7)-Reflects less than a full year of performance activity. Funds were first received in this option during October 1998.

See Notes to Financial Statements

Variable Life Account B

Notes to Financial Statements -- December 31, 1998

1. Summary of Significant Accounting Policies


   Variable Life Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company) and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable life insurance product contracts as defined under the Internal Revenue Code of 1986, as amended.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


   a. Valuation of Investments

   Investments in the following Funds are stated at the closing net asset value per share as determined by each fund on December 31, 1998:

   Aetna Ascent VP
   Aetna Balanced VP
   Aetna Bond VP
   Aetna Crossroads VP
   Aetna Growth and Income VP
   Aetna Index Plus Large Cap VP
   Aetna Legacy VP
   Aetna Money Market VP
   Aetna Small Company VP
   Aetna Value Opportunity VP
   Fidelity Investments Variable Insurance
   Products Fund:
   o Equity-Income Portfolio
   o Growth Portfolio
   o High Income Portfolio
   o Overseas Portfolio
   Fidelity Investments Variable Insurance
   Products Fund II:
   o Asset Manager Portfolio
   o Contrafund Portfolio

   Janus Aspen Series:
   o Aggressive Growth Portfolio
   o Balanced Portfolio
   o Growth Portfolio
   o Worldwide Growth Portfolio
   Oppenheimer Funds:
   o Global Securities Fund
   o Growth & Income Fund
   o Strategic Bond Fund
   Portfolio Partners, Inc. (PPI):
   o PPI MFS Emerging Equities Portfolio
   o PPI MFS Research Growth Portfolio
   o PPI MFS Value Equity Portfolio
   o PPI Scudder International Growth Portfolio
   o PPI T. Rowe Price Growth Equity Portfolio

   b. Other

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.


   c. Federal Income Taxes

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the policies and are paid to the Company.


3. Dividend Income


   On an annual basis the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions paid to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment

Variable Life Account B
   income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) on investments in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1998 and 1997 aggregated $642,022,151 and $481,590,756 and $372,355,431 and $260,329,704,
   respectively.

Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net
   Assets


-------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                               Valuation
                                                                                 Period
                                                                Dividends      Deductions
-------------------------------------------------------------------------------------------
   Aetna Ascent VP: (1)                                       $    129,523        ($22,620)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Aetna Balanced VP: (2)                                        5,079,318        (289,232)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Aetna Bond VP: (3)                                            1,751,860        (257,828)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Aetna Crossroads VP: (4)                                         77,190         (14,622)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Aetna Growth and Income VP: (5)                              27,303,998      (1,392,329)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Aetna Index Plus Large Cap VP: (6)                              591,905         (73,086)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Aetna Legacy VP: (7)                                             44,001          (8,540)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Aetna Money Market VP: (8)                                      940,509        (288,392)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Aetna Small Company VP: (9)                                       8,723          (5,056)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Aetna Value Opportunity VP: (10)                                    298            (130)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                      1,381,671        (281,139)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Growth Portfolio:                                             1,011,596        (128,591)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   High Income Portfolio:                                                0          (1,531)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             141,761         (22,734)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        329,918         (29,778)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         1,313,979        (283,258)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                          0        (142,378)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Balanced Portfolio:                                             709,668        (145,407)
   Policyholders' account values
--------------------------------------------------------------------------------------------
   Growth Portfolio:                                             1,062,152        (162,916)
   Policyholders' account values
--------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                 Proceeds        Cost of          Net
                                                                   from        Investments      Realized
                                                                  Sales            Sold       Gain (Loss)
----------------------------------------------------------------------------------------------------------
   Aetna Ascent VP: (1)                                        $    393,522    $    353,120    $   40,402
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Aetna Balanced VP: (2)                                         8,936,646       7,346,946     1,589,700
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Aetna Bond VP: (3)                                             6,762,101       6,468,168       293,933
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Aetna Crossroads VP: (4)                                         473,877         453,989        19,888
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Aetna Growth and Income VP: (5)                               39,271,149      34,639,034     4,632,115
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Aetna Index Plus Large Cap VP: (6)                             3,515,589       3,029,008       486,581
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Aetna Legacy VP: (7)                                             377,983         360,207        17,776
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Aetna Money Market VP: (8)                                   130,650,119     130,229,304       420,815
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Aetna Small Company VP: (9)                                      362,699         395,417       (32,718)
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Aetna Value Opportunity VP: (10)                                  44,207          44,499          (292)
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                       8,873,609       7,588,754     1,284,855
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                              2,784,250       2,517,613       266,637
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                            31,686          34,229        (2,543)
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                              562,478         539,506        22,972
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       2,518,344       2,406,138       112,206
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                         12,306,538      10,124,110     2,182,428
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                  19,717,643      17,285,188     2,432,455
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                            5,250,108       3,955,227     1,294,881
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                              8,751,672       6,729,863     2,021,809
   Policyholders' account values
-----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
        Net Unrealized                                       Net
          Gain (Loss)                   Net          Increase (Decrease)             Net Assets
          -----------                Change in          In Net Assets                ----------
  Beginning           End            Unrealized           from Unit           Beginning           End
   of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------
    $27,927          ($53,438)         ($81,365)            $909,075
                                                                            $  1,802,553     $  2,777,568
----------------------------------------------------------------------------------------------------------
  1,971,257           (88,169)       (2,059,426)          5,433,280
                                                                              24,336,071       34,089,711
----------------------------------------------------------------------------------------------------------
    (12,114)          (21,056)           (8,942)          7,092,195
                                                                              21,104,804       29,976,022
----------------------------------------------------------------------------------------------------------
      5,069           (13,664)          (18,733)          1,281,854
                                                                                 710,292        2,055,869
----------------------------------------------------------------------------------------------------------
  6,207,999        (6,059,944)      (12,267,943)          6,076,102
                                                                             132,379,023      156,730,966
----------------------------------------------------------------------------------------------------------
    (23,927)        1,027,911         1,051,838           9,326,844
                                                                               1,961,545       13,345,627
----------------------------------------------------------------------------------------------------------
        618            (9,107)           (9,725)            314,262
                                                                                 650,139        1,007,913
----------------------------------------------------------------------------------------------------------
     70,857           267,256           196,399          15,075,889
                                                                              20,320,201       36,665,421
----------------------------------------------------------------------------------------------------------
          0           (23,492)          (23,492)          1,039,944
                                                                                       0          987,401
----------------------------------------------------------------------------------------------------------
          0            12,485            12,485              43,539
                                                                                       0           55,900
----------------------------------------------------------------------------------------------------------
  1,523,698         2,106,941           583,243          13,578,473
                                                                              20,183,450       36,730,553
----------------------------------------------------------------------------------------------------------
    380,110         3,937,336         3,557,226           7,444,713
                                                                               7,120,144       19,271,725
----------------------------------------------------------------------------------------------------------
          0           (22,754)          (22,754)            263,181
                                                                                       0          236,353
----------------------------------------------------------------------------------------------------------
     (8,270)          190,775           199,045             984,072
                                                                               1,789,714        3,114,830
----------------------------------------------------------------------------------------------------------
    281,699           266,952           (14,747)            198,288
                                                                               2,534,727        3,130,614
----------------------------------------------------------------------------------------------------------
  1,505,359         5,961,343         4,455,984          10,540,804
                                                                              20,220,028       38,429,965
----------------------------------------------------------------------------------------------------------
    844,868         3,818,015         2,973,147           5,763,410
                                                                              12,402,365       23,428,999
----------------------------------------------------------------------------------------------------------
    885,469         3,434,432         2,548,963           8,806,330
                                                                               8,205,641       21,420,076
----------------------------------------------------------------------------------------------------------
  1,360,430         3,730,121         2,369,691           6,131,508
                                                                              11,980,000       23,402,244
----------------------------------------------------------------------------------------------------------

Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1998
                                                                 Valuation       Proceeds        Cost of           Net
                                                                  Period           from        Investments      Realized
                                                 Dividends      Deductions         Sales           Sold        Gain (Loss)
----------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                  $ 1,360,015     ($  344,460)   $ 13,676,121   $ 10,222,511    $ 3,453,610
   Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
   Oppenheimer Funds:
   Global Securities Fund:                                0          (1,051)         10,993         12,018         (1,025)
   Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
   Growth & Income Fund:                                  0            (183)         65,110         66,180         (1,070)
   Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                 104          (2,331)        315,681        319,744         (4,063)
   Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc. (PPI):
   PPI MFS Emerging Equities Portfolio:              68,284        (239,521)    100,307,103     97,276,639      3,030,464
   Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                 2,113         (88,033)     22,358,392     21,336,998      1,021,394
   Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                      628          (2,334)        188,157        215,959        (27,802)
   Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:       27,896        (158,883)     92,935,246     90,246,159      2,689,087
   Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:         3,356          (4,215)        149,733        163,488        (13,755)
   Policyholders' account values
----------------------------------------------------------------------------------------------------------------------------
   Total Variable Life Account B                $43,340,466     ($4,390,578)   $481,590,756   $454,360,016    $27,230,740
============================================================================================================================

(1) Effective May 1, 1998, Aetna Ascent Variable Portfolio's name changed to Aetna Ascent VP.

(2) Effective May 1, 1998, Aetna Investment Advisors Fund's name changed to Aetna Balanced Fund VP.

(3) Effective May 1, 1998, Aetna Income Shares' name changed to Aetna Bond Fund VP.

(4) Effective May 1, 1998, Aetna Crossroads Variable Portfolio's name changed to Aetna Crossroads VP.

(5) Effective May 1, 1998, Aetna Variable Fund's name changed to Aetna Growth and Income VP.

(6) Effective May 1, 1998, Aetna Variable Index Plus Portfolio's name changed to Aetna Index Plus Large Cap VP.

(7) Effective May 1, 1998, Aetna Legacy Variable Portfolio's name changed to Aetna Legacy VP.

(8) Effective May 1, 1998, Aetna Variable Encore Fund's name changed to Aetna Money Market VP.

(9) Effective May 1, 1998, Aetna Variable Small Company Portfolio's name changed to Aetna Small Company VP.

(10) Effective May 1, 1998, Aetna Variable Capital Appreciation Portfolio's name changed to Aetna Value Opportunity VP.

----------------------------------------------------------------------------------------------------------

         Net Unrealized                                      Net
          Gain (Loss)                    Net         Increase (Decrease)             Net Assets
          -----------                 Change in         In Net Assets                ----------
   Beginning            End          Unrealized           from Unit           Beginning           End
    of Year           of Year        Gain (Loss)        Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------
   $1,817,349       $5,492,542       $3,675,193          $11,107,525
                                                                            $ 24,303,287     $ 43,555,170
----------------------------------------------------------------------------------------------------------
            0           19,272           19,272              299,856
                                                                                       0          317,052
----------------------------------------------------------------------------------------------------------
            0           11,048           11,048               65,376
                                                                                       0           75,171
----------------------------------------------------------------------------------------------------------
            0           16,740           16,740              701,022
                                                                                       0          711,472
----------------------------------------------------------------------------------------------------------
       42,515        3,702,269        3,659,754            5,152,269
                                                                              19,061,872       30,733,122
----------------------------------------------------------------------------------------------------------
      (86,245)         974,898        1,061,143            2,590,172
                                                                               7,148,181       11,734,970
----------------------------------------------------------------------------------------------------------
            0           82,622           82,622              752,309
                                                                                       0          805,423
----------------------------------------------------------------------------------------------------------
      192,560          698,227          505,667             (712,067)
                                                                              14,311,110       16,662,810
----------------------------------------------------------------------------------------------------------
            0          149,693          149,693            1,221,281
                                                                                       0        1,356,360
----------------------------------------------------------------------------------------------------------
  $16,987,228      $29,609,254      $12,622,026         $121,481,506        $352,525,147     $552,809,307
==========================================================================================================

Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


--------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                Valuation
                                                                                 Period
                                                               Dividends       Deductions
--------------------------------------------------------------------------------------------
   Aetna Variable Fund:                                       $26,573,304      ($1,085,553)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Income Shares:                                         1,087,150         (148,230)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                                    372,968         (144,720)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                        2,876,287         (185,443)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                               112,004          (11,360)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                            45,840           (3,290)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                                38,169           (3,596)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                            77,848           (4,920)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Alger American Small Capitalization Portfolio: (1)             576,583         (128,523)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   American Century VP Capital Appreciation Fund: (2)             132,455          (57,820)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     1,485,715         (163,582)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Growth Portfolio:                                              192,233          (54,856)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             46,706           (8,253)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       175,953          (18,257)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          235,708         (110,146)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                         0          (95,697)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------
   Balanced Portfolio:                                            192,757          (52,872)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                Proceeds       Cost of          Net
                                                                  from       Investments     Realized
                                                                  Sales          Sold       Gain (Loss)
--------------------------------------------------------------------------------------------------------
   Aetna Variable Fund:                                       $11,219,896    $ 7,857,508    $3,362,388
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                                         2,358,910      2,406,924       (48,014)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                                 74,201,538     73,731,940       469,598
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                        1,960,106      1,561,449       398,657
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                             1,279,898      1,184,906        94,992
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                           198,099        193,283         4,816
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                               225,894        207,391        18,503
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                           143,972        131,418        12,554
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Alger American Small Capitalization Portfolio: (1)          53,957,227     53,285,312       671,915
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   American Century VP Capital Appreciation Fund: (2)          15,197,338     15,512,673      (315,335)
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                    14,420,981     11,843,310     2,577,671
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            6,814,876      5,870,796       944,080
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            359,668        322,274        37,394
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                       244,742        220,690        24,052
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                        4,519,164      3,602,586       916,577
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Janus Aspen Series:
   Aggressive Growth Portfolio:                                18,445,996     17,632,824       813,172
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                          1,238,408      1,021,789       216,619
   PolicyHolders' account values
---------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
        Net Unrealized                                      Net
          Gain (Loss)                   Net         Increase (Decrease)              Net Assets
          -----------                Change in         In Net Assets                 ----------
   Beginning           End          Unrealized           from Unit           Beginning           End
    of Year          of Year        Gain (Loss)        Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------
   $7,294,643       $6,207,999     ($1,086,644)         $11,743,902
                                                                           $92,871,626      $132,379,023
----------------------------------------------------------------------------------------------------------
     (190,180)        (12,114)        178,066             6,856,045
                                                                            13,179,787        21,104,804
----------------------------------------------------------------------------------------------------------
      106,394          70,857         (35,537)           10,565,707
                                                                             9,092,185        20,320,201
----------------------------------------------------------------------------------------------------------
    1,383,931       1,971,257         587,326             4,867,703
                                                                            15,791,541        24,336,071
----------------------------------------------------------------------------------------------------------
       15,645          27,927          12,282             1,049,257
                                                                               545,378         1,802,553
----------------------------------------------------------------------------------------------------------
         (191)          5,069           5,260               533,974
                                                                               123,692           710,292
----------------------------------------------------------------------------------------------------------
           20             618             598               582,502
                                                                                13,963           650,139
----------------------------------------------------------------------------------------------------------
            0         (23,927)        (23,927)            1,899,990
                                                                                     0         1,961,545
----------------------------------------------------------------------------------------------------------
      172,057               0        (172,057)          (14,034,001)
                                                                            13,086,083                 0
----------------------------------------------------------------------------------------------------------
     (146,911)              0         146,911            (6,388,736)
                                                                             6,482,525                 0
----------------------------------------------------------------------------------------------------------
   1,096,283        1,523,698        427,415            2,546,018
                                                                            13,310,213        20,183,450
----------------------------------------------------------------------------------------------------------
      294,867         380,110          85,243               900,915
                                                                             5,052,529         7,120,144
----------------------------------------------------------------------------------------------------------
       37,941          (8,270)        (46,211)            1,227,751
                                                                               532,327         1,789,714
----------------------------------------------------------------------------------------------------------
      134,978         281,699         146,721               796,072
                                                                             1,410,186         2,534,727
----------------------------------------------------------------------------------------------------------
      730,883       1,505,359         774,476            11,491,722
                                                                             6,911,690        20,220,028
----------------------------------------------------------------------------------------------------------
      249,074         844,868         595,794             1,426,169
                                                                             9,662,927        12,402,365
----------------------------------------------------------------------------------------------------------
      243,163         885,469         642,306             3,632,486
                                                                             3,574,345         8,205,641
----------------------------------------------------------------------------------------------------------

Variable Life Account B

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                  Valuation        Proceeds        Cost of           Net
                                                                   Period            from        Investments       Realized
                                                  Dividends      Deductions         Sales            Sold        Gain (Loss)
-------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                            $   309,334      ($   90,076)   $  3,312,122    $  2,585,617     $   726,505
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (3)                   101,542          (32,381)      9,071,413       8,891,967         179,446
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                      325,821         (167,065)      7,022,675       5,257,711       1,764,964
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                   0          (17,086)      9,834,242       9,998,952        (164,710)
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                     0           (6,128)      1,889,839       1,891,124          (1,285)
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:            0          (12,927)      1,858,258       1,827,173          31,085
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   Scudder Variable Life Investment Fund --
   International Portfolio: (4)                     264,246         (110,422)     20,554,442      18,819,109       1,735,333
   PolicyHolders' account values
-------------------------------------------------------------------------------------------------------------------------------
   Total Variable Life Account B                $35,222,623      ($2,713,203)   $260,329,704    $245,858,726     $14,470,978
===============================================================================================================================

(1) Effective November 28, 1997, assets from this fund were transferred into the PPI MFS Emerging Equity Portfolio.

(2) Effective November 28, 1997, assets from this fund were transferred into the PPI MFS Research Growth Portfolio.

(3) Effective November 28, 1997, assets from this fund were transferred into the Aetna Variable Encore Fund.

(4) Effective November 28, 1997, assets from this fund were transferred into the PPI Scuddder International Growth Portfolio.

------------------------------------------------------------------------------------------------------------
         Net Unrealized                                       Net
          Gain (Loss)                    Net          Increase (Decrease)              Net Assets
          -----------                 Change in          In Net Assets                 ----------
   Beginning           End            Unrealized           from Unit           Beginning            End
    of Year          of Year         Gain (Loss)         Transactions           of Year           of Year
------------------------------------------------------------------------------------------------------------
    $566,478       $ 1,360,430          $793,952           $3,065,638
                                                                             $  7,174,647      $ 11,980,000
------------------------------------------------------------------------------------------------------------
      26,773                 0           (26,773)          (4,049,682)
                                                                                3,827,848                 0
------------------------------------------------------------------------------------------------------------
     872,277         1,817,349           945,072           11,519,359
                                                                                9,915,136        24,303,287
------------------------------------------------------------------------------------------------------------
           0            42,515            42,515           19,201,153
                                                                                        0        19,061,872
------------------------------------------------------------------------------------------------------------
           0           (86,245)          (86,245)           7,241,839
                                                                                        0         7,148,181
------------------------------------------------------------------------------------------------------------
           0           192,560           192,560           14,100,392
                                                                                        0        14,311,110
------------------------------------------------------------------------------------------------------------
   1,244,544                 0        (1,244,544)         (11,259,868)
                                                                               10,615,255                 0
------------------------------------------------------------------------------------------------------------
 $14,132,669       $16,987,228       $ 2,854,559        $  79,516,307        $223,173,883      $352,525,147
============================================================================================================

                         Independent Auditors' Report



The Board of Directors of Aetna Life Insurance and Annuity Company and Contract
 Owners of Variable Life Account B:



We have audited the accompanying statement of assets and liabilities of Aetna Life Insurance and Annuity Company Variable Life Account B (the "Account") as of December 31, 1998, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Life Insurance and Annuity Company Variable Life Account B as of December 31, 1998, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1998, in conformity with generally accepted accounting principles.



                                        KPMG LLP


Hartford, Connecticut
February 26, 1999